Ordinary Shares - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended			12 Months Ended
	Nov. 18, 2022	Jul. 11, 2021	Aug. 31, 2022	Jul. 31, 2022	Feb. 28, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Aug. 17, 2022	Dec. 31, 2019
Options outstanding						4,556,061	4,170,627	4,597,156		2,152,830
Common Stock, Shares Authorized							38,572,025	38,572,025
Common Stock, Par or Stated Value Per Share							$ 0.05	$ 0.05
Common Stock, Shares, Issued							11,082,930	9,495,844
Common Stock, Shares, Outstanding							11,082,930	9,495,844
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period							1,587,086
Share-Based Payment Arrangement, Expense	$ 59					$ 8,887	$ 9,681	$ 0
General and Administrative Expense [Member]
Share-Based Payment Arrangement, Expense						$ 7,652	$ 9,681	0
Restricted Stock [Member]
Number of shares issued during the period related to Restricted Stock Awards						141,864
Restricted Stock [Member] | Three Year [Member]
Number of shares issued during the period related to Restricted Stock Awards						141,864
IPO [Member]
Stock issued during the peiod shares new issues			3,381,000
Sale of stock, price per share			$ 12.25
Net proceeds			$ 33,400
Underwriting commissions and other offering expenses			8,000
Share-Based Payment Arrangement, Expense			$ 8,825
Over-Allotment Option [Member]
Stock issued during the peiod shares new issues			441,000
Common Class A [Member]
Voting rights of common stock				one vote
Common Class B [Member]
Voting rights of common stock				ten votes
Conversion Of Temporary Equity Series E Preferred Shares to Class A Ordinary Shares [Member]
Common Stock, Par or Stated Value Per Share									$ 0.05
Trust Holdcos [Member]
Number of common stock held in a trust					4,765,903
Restricted shares outstanding						210,898
Options outstanding						4,555,005
Mr.Larry Lei Wu [Member] | Conversion Of Series B Redeemable Convertible Preferred Shares to ClassB Ordinary Shares [Member]
Conversion of Stock, Shares Converted (Shares)			1,571,043
Conversion of stock, shares issued			7,755,689
Conversion of stock, description			one-for-one-basis
Common Stock, Par or Stated Value Per Share			$ 0.05
Other Shareholders [Member] | Conversion Of Temporary Equity Series E Preferred Shares to Class A Ordinary Shares [Member]
Conversion of Stock, Shares Converted (Shares)			3,999,709
Conversion of stock, shares issued			8,119,882
Conversion of stock, description			one-for-one-basis
Common Stock, Par or Stated Value Per Share			$ 0.05
Other Shareholders [Member] | Conversion Of Preferred Shares To Class A Ordinary Shares [Member]
Conversion of Stock, Shares Converted (Shares)			19,856,932
Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period		1,587,086					1,587,086
Stock Issued During Period, Shares, Issued for Services					26,738	26,738
Stock Issued During Period, Value, Issued for Services					$ 2	$ 2
Share-Based Payment Arrangement, Expense								$ 0
Common Stock [Member] | General and Administrative Expense [Member]
Share-Based Payment Arrangement, Expense						$ 199	$ 0